INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 4,589	$ 7,357	$ 13,994
Deferred	(11,972)	(1,988)	(6,974)
Domestic	(12,171)	(1,431)	8,093
Foreign	4,788	6,800	(1,073)
Income tax expense	$ (7,383)	$ 5,369	$ 7,020